Income tax - Payables and receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income Tax Prepayments	$ 3,041	$ 2,000
Total Income tax receivables	3,041	2,000
Income Tax Payables	869	547
Provision for Income Tax	12,641	12,880
Total Income tax payables	$ 13,510	$ 13,427